Related-Party Transactions (Details Textual)		1 Months Ended	12 Months Ended
		Sep. 30, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Sales of products to related parties			¥ 671,093,000	$ 103,145,000	¥ 334,841,000	¥ 632,296,000
Related Party Transaction, Purchases from Related Party	[1]		550,945,000	84,679,000	441,461,000	656,091,000
Due to Related Parties, Noncurrent	[2]		220,915,000		267,367,000						$ 33,954,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		¥ 6,852,000
Disposal Group, Including Discontinued Operation, Consideration		554,452,000	64,848,000		5,026,000	30,002,000					9,967,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		561,304,000				561,304,000
Accounts Receivable, Related Parties, Current		554,452,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets		1,886,045,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		¥ 1,324,741,000
Due to Affiliate, Current			106,424,000		51,808,000						16,357,000
Proceeds from Sale of Equity Method Investments					470,000,000	265,000,000		¥ 735,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal			13,852,000	2,129,000	97,124,000	0
Gain (Loss) on Disposition of Stock in Subsidiary			8,416,000	1,294,000	34,339,000	33,191,000
Cash Collected From Related Party In Payment Of Accounts receivable			20,000,000
6% Interest Rate to Subsidiary [Member]
Related Party Transaction [Line Items]
Due to Related Parties								¥ 18,000,000
Related Party Transaction, Rate								6.00%
5.35% Interest Rate to Subsidiary [Member]
Related Party Transaction [Line Items]
Due to Related Parties						¥ 2,000,000
Related Party Transaction, Rate						5.35%	5.35%
5.6% Interest Rate to Subsidiary [Member]
Related Party Transaction [Line Items]
Due to Related Parties						¥ 49,800,000
Related Party Transaction, Rate						5.60%	5.60%
Yingli PV Group [Member]
Related Party Transaction [Line Items]
Purchase of raw materials from related parties			265,897	40,868	204,436	¥ 401,690
Purchase of services from related parties			285,048		235,448	239,060
Related Party Transaction, Purchases from Related Party								¥ 825,748,000
Proceeds from Sale of Equity Method Investments					1,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal					29,682,000
Yingli Lixian [Member]
Related Party Transaction [Line Items]
Deposit for guarantee									¥ 7,510,000	¥ 4,490,000
Yingli China [Member]
Related Party Transaction [Line Items]
Deposit for guarantee									10,000,000
Tibetan Yingli [Member]
Related Party Transaction [Line Items]
Sales of products to related parties			0		0	5,365
Subsidiaries of Yingli Group [Member]
Related Party Transaction [Line Items]
Principal amount								¥ 40,000,000	¥ 25,000,000	¥ 50,000,000
Interest rate (as a percent)								6.00%	6.00%	5.40%
Collected amount from repayment of loans made to related parties							$ 0	¥ 10,000,000	¥ 65,000,000
Other Receivables, Net, Current, Total						¥ 40,000,000
Related Party Ownership Percentage						100.00%
Affiliate [Member]
Related Party Transaction [Line Items]
Sales of products to related parties			526,989	80,997	322,646	¥ 584,033
Yingli Group [Member]
Related Party Transaction [Line Items]
Purchase of services from related parties | $				43,811
Deposit for guarantee										¥ 10,000,000
Related Party Consideration From Divestiture Of Interest In Consolidated Subsidiaries			103,599,000	15,923,000	147,600,000
Related Party Borrowings Collateralized By Pledged Assets			264,368,000		781,830,000						40,633,000
Related Party Guarantee Amount			2,401,181,000		2,263,334,000						$ 369,055,000
Repayments of Related Party Debt					347,877,000
Decrease In Related Party Debt Due To Disposal Of Subsidiary			48,020,000	7,381,000
Decrease In Related Party Debt Due To Intercompany Net Off			4,870,000	748,000
Increase (Decrease) in Due from Related Parties			80,689,000	12,402,000
Proceeds from Related Party Debt			27,799,000	4,273,000
Yingli Group [Member] | Guangxi Yingli Yuansheng Construction Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of Stock, Consideration Received on Transaction			61,500,000	9,452,000
Gain (Loss) on Disposition of Stock in Subsidiary			8,639,000	1,328,000
Yingli Group [Member] | Lease Agreement One [Member] | RD Lab and Equipment [Member]
Related Party Transaction [Line Items]
Lease Income					1,199	¥ 7,027
Yingli Group [Member] | Lease Agreement Two [Member] | RD Lab and Equipment [Member]
Related Party Transaction [Line Items]
Lease Income			¥ 19,658	$ 3,021
Tianjin Yingli Bubalus Logistics Co Ltd [Member] | TJ international Trading [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Equity Method Investments								12,439,000
Equity Method Investment, Realized Gain (Loss) on Disposal								¥ 1,672,000
Chengdu Yaoneng New Energy Resources Co Ltd [Member] | Beijing Yaoying New Energy Resources Co Ltd [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Equity Method Investments					826,000
Equity Method Investment, Realized Gain (Loss) on Disposal					¥ 291,000

[1]	The balance as of December 31, 2016 and 2017 mainly represents the prepayments to subsidiaries of Yingli Group for the purchase of raw materials and receipt of services. The Company purchased raw materials of RMB 401,690, RMB 204,436 and RMB 265,897 (US$ 40,868) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2015, 2016 and 2017, respectively. The company purchased services of RMB 239,060, RMB 235,448 and RMB 285,048 (US$ 43,811)) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2015, 2016 and 2017, respectively. The amount of transaction mentioned above included value-added tax.
[2]	The Company entered into several financing lease agreement with related party controlled by Yingli Group. As of December 31, 2016 and 2017, the total outstanding payable within one year was RMB 51,808 and RMB 92,340 (US$ 14,192) over one year was RMB 267,367 and RMB 235,000 (US$36,119), respectively.